Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 39,452	$ 39,643	$ 51,923
Short-term investments	74,646		1,806
Accounts receivable, net	5,551	2,850	639
Inventory	9,227	5,131	2,523
Prepaid expenses and other current assets	2,199	1,112	968
Total current assets	131,075	48,736	57,859
Operating lease right-of-use assets	2,155
Property and equipment, net	4,111	2,619	1,372
Other assets	548	2,066	73
TOTAL ASSETS	137,889	53,421	59,304
CURRENT LIABILITIES:
Accounts payable	2,486	1,487	1,148
Term notes, current portion	6,667	1,667
Accrued liabilities	9,496	6,217	3,393
Lease liability, current portion	742
Total current liabilities	19,391	9,371	4,541
Lease liability, noncurrent portion	1,543
Term notes, noncurrent portion	8,705	13,383
Convertible preferred stock warrant liability		313	577
Other liabilities		136	9
TOTAL LIABILITIES	29,639	23,203	5,127
Commitments and contingencies (Note 6)
Convertible preferred stock		152,806	137,469
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock
Common stock	28	2	2
Additional paid-incapital	271,394	4,275	2,470
Accumulated other comprehensive income	57		(1)
Accumulated deficit	(163,229)	(126,865)	(85,763)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	108,250	(122,588)	(83,292)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 137,889	$ 53,421	$ 59,304